Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands		3 Months Ended		4 Months Ended	6 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Feb. 06, 2026 USD ($) shares	Mar. 31, 2026 USD ($) Customer	Mar. 31, 2025 USD ($)	Oct. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Mar. 30, 2026 shares
Accounting Policies [Line Items]
Net proceeds from stock issued	$ 491,800
Percentage of equity owned by non controlling interest									31.00%
Percentage of net income									31.00%
Amount of black line adjustment					$ 76,400
Amount related to employee bonus					65,500
Amount related to investment banker fees					$ 10,900
Unbilled receivables								$ 1,800	$ 12,500
Deferred offering costs									4,500
Cost of revenues		$ 247,513	$ 118,059	$ 3,100		$ 627,483	$ 317,210	6,900	19,000
Accrued warranty reserve								$ 1,200	2,700
Percentage of amount of tax savings due to equity owners under agreement	85.00%	85.00%				85.00%
Reallocation of member's equity to the non-controlling members									125,700
Revenue Benchmark [Member] | One Customer [Member] | Customer Concentration Risk
Accounting Policies [Line Items]
Concentration risk, percentage				12.00%
Revenue from Contract with Customer Benchmark
Accounting Policies [Line Items]
Number of major customers | Customer		1
Revenue from Contract with Customer Benchmark | Major Customer [Member] | Customer Concentration Risk
Accounting Policies [Line Items]
Concentration risk, percentage		12.00%
Accounts Receivable | Major Customer [Member] | Customer Concentration Risk
Accounting Policies [Line Items]
Concentration risk, percentage		7.00%
Opco LLC
Accounting Policies [Line Items]
Capital ownership interests purchased (in shares) | shares	19,074,391									10,783,205
Indirectly owned economic interests		80.19%				80.19%				80.19%
Increase in the deferred tax liability									$ 25,600
Forgent Parent II LP And Forgent Parent III LP [Member] | Opco LLC
Accounting Policies [Line Items]
Noncontrolling interest		19.81%				19.81%